Assumptions Used to Estimate Fair Value of Each Share Option Awarded on Date of Grant Using Black-Scholes Option Pricing Model (Detail) (Share options) (Detail) (Share options)	12 Months Ended
	Dec. 31, 2011 Year	Dec. 31, 2010 Year	Dec. 31, 2009 Year
Share options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate, minimum	1.53%	1.84%	2.11%
Risk-free interest rate, maximum	2.90%	3.03%	3.50%
Expected life (in years), minimum		5.50	6.00
Expected life (in years), maximum		6.25	6.50
Expected life (in years)	6.00
Expected volatility, minimum	42.20%	43.50%	33.14%
Expected volatility, maximum	42.80%	45.20%	46.93%
Expected dividends